STOCK OPTIONS AND AWARDS	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND AWARDS
Stock Options And Awards

First Financial follows the provisions of FASB ASC Topic 718, Compensation-Stock Compensation, which requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for all awards expected to vest. Share-based compensation expense for stock options and restricted stock awards included in salaries and employee benefits expense for the year ended December 31, 2011, and 2010, was $3.9 million and $3.1 million, respectively. Total unrecognized compensation cost related to nonvested share-based compensation was $5.5 million at December 31, 2011 and is expected to be recognized over a weighted average period of 1.9 years.

As of December 31, 2011, First Financial had four stock-based compensation plans. The 1999 Stock Incentive Plan provides incentive stock options and stock awards to certain key employees and non-qualified stock options to non-employee directors of First Financial for up to 7,507,500 common shares of First Financial. The options become exercisable at a rate of 25% per year on the anniversary date of the grant and remain outstanding for 10 years after the initial grant date. All options expire at the end of the exercise period. No additional options are available for grant under the 1999 plans. On June 15, 2009, the shareholders approved the 2009 Employee Stock Plan and the 2009 Non-Employee Director Plan that provides for the issuance of 1,500,000 shares and 75,000 shares, respectively.

First Financial utilizes the Black-Scholes valuation model to determine the fair value of its stock options. As well as the stock option strike price, the Black-Scholes valuation model requires the use of the following assumptions: the expected dividend yield based on historical dividend payouts; the expected stock price volatility based on the historical volatility of company stock for a period approximating the expected life of the options; the risk-free rate based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected option life represented by the period of time the options are expected to be outstanding and is based on historical trends. No options were granted in 2011 or 2010. In 2009, the estimated fair value of the options granted, as well as the weighted average assumptions used in the computations were as follows:

2009
Fair value of options granted	$1.76
Expected dividend yield	4.20%
Expected volatility	0.283
Risk-free interest rate	2.50%
Expected life	7.2 years

Activity in the stock option plan for the year ended December 31, 2011, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	2,613,658	$14.03
Granted	0	0.00
Exercised	(158,285)	13.59
Forfeited or expired	(90,447)	15.59
Outstanding at end of year	2,364,926	$13.99	5.0 years	$6,633
Exercisable at end of year	2,034,833	$14.38	4.8 years	$4,982

Intrinsic value for stock options is defined as the difference between the current market value and the grant price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2011	2010	2009
Total intrinsic value of options exercised	$477	$1,862	$0
Cash received from exercises	$150	$272	$0
Tax benefit from exercises	$1,421	$1,033	$0

Restricted stock awards have historically been recorded as deferred compensation, a component of shareholders' equity, at the fair value of these awards at the grant date and amortized on a straight-line basis to salaries and benefits expense over the specified vesting periods, which is currently three years for employees and non-employee directors, but was four years prior to April 2010 for employees only. For awards granted to non-employee directors through 2010, the vesting of the awards only required a service period to be met. For restricted stock awards granted to employees in 2005 through 2008, First Financial must have met a minimum performance threshold in order for the awards to vest. The minimum level of performance was the achievement of an annual return on average equity greater than or equal to the return on average equity of the twenty-fifth percentile of a national peer group for each respective vesting year. In subsequent years, an award that did not previously vest may vest if the average annual return on average equity for the grant period is greater than or equal to the average return on average equity of the twenty-fifth percentile of the national peer group for the grant period. The national peer group is the group of publicly traded bank holding companies between $3 billion and $10 billion in total assets for the reporting period. For stock awards granted in 2009 and later, there is no longer a performance threshold that must be met.

Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2011		2010		2009
	Number of shares	Weighted Average of shares Fair Value	Number of shares	Weighted Average of shares Fair Value	Number of shares	Weighted Average of shares Fair Value
Nonvested at beginning of year	485,498	$15.63	401,934	$12.05	346,972	$14.23
Granted	261,356	16.02	235,964	20.00	219,695	11.01
Vested	(200,525)	14.87	(120,073)	12.97	(131,508)	14.84
Forfeited	(27,593)	18.10	(32,327)	12.93	(33,225)	16.91
Nonvested at end of year	518,736	$15.99	485,498	$15.63	401,934	$12.05

The fair value of restricted stock is determined based on the number of shares granted and the quoted price of First Financial's common stock. The total fair value of restricted stock vested during 2011 was $3.0 million.